Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage (in Dollars)	$ 250,000
Money market fund (in Dollars)	$ 300,000,000
Class A ordinary shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Subject to possible redemption	28,419,721
Aggregate ordinary shares of subject to forfeiture	28,419,721	0
Diluted loss per share	24,500,000